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                                                               (Ameriprise logo)

                     PROSPECTUS SUPPLEMENT -- JUNE 10, 2009

AMERIPRISE CERTIFICATES (APRIL 29, 2009)                               S-6000 AD

For Ameriprise Flexible Savings Certificate:

Effective June 10, 2009, the information under "Rates for New Purchases" on pages 12p-15p has been revised as follows:

For the terms listed below for purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:

           Within a range from 60 basis points (0.60%) above to 160 basis points (1.60%)
6 MONTHS   above the rate published for a 6-month CMT rate.
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           Within a range from 70 basis points (0.70%) above to 170 basis points (1.70%)
7 MONTHS*  above the rate published for a 6-month CMT rate.
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           Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%)
12 MONTHS  above the rate published for a 12-month CMT rate.
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           Within a range from 35 basis points (0.35%) above to 135 basis points (1.35%)
36 MONTHS  above the rate published for a 36-month CMT rate.
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


* See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For the terms listed below for purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:

           Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%)
6 MONTHS   above the rate published for a 6-month CMT rate.
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           Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%)
7 MONTHS   above the rate published for a 6-month CMT rate.
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           Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%)
12 MONTHS  above the rate published for a 12-month CMT rate.
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13         Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%)
  MONTHS*  above the rate published for a 12-month CMT rate.
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           Within a range from 50 basis points (0.50%) above to 150 basis points (1.50%)
36 MONTHS  above the rate published for a 36-month CMT rate.
-----------------------------------------------------------------------------------------


* See section entitled "Investment Amounts and Terms" about minimum investment requirements.


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S-6000 - 11 A (6/09)